Organization and Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Basis of Presentation
1. Organization and Basis of Presentation
Description of Business
eFFECTOR Therapeutics, Inc. (“eFFECTOR” or the “Company”) was incorporated in the state of Delaware on May 1, 2012. eFFECTOR is a clinical-stage biopharmaceutical company focused on pioneering the discovery and development of a new class of oncology drugs the Company refers to as selective translation regulator inhibitors. The Company’s principal operations are in the United States, with its headquarters in San Diego, California.
The Company has devoted substantially all of its resources to raising capital, identifying potential product candidates, establishing its intellectual property portfolio, conducting preclinical studies and clinical trials, establishing arrangements with third parties for the manufacture of its product candidates and related raw materials, and providing general and administrative support for these operations. The Company has not generated revenues from its principal operations through June 30, 2021.
Basis of Presentation
The accompanying unaudited financial statements as of June 30, 2021 and for the three and six months ended June 30, 2021 and 2020 have been prepared in accordance with U.S. generally accepted accounting principles (“US GAAP”) for interim financial information and pursuant to Article 10 of Regulation
S-X
of the Securities Act of 1933, as amended (the “Securities Act”). Accordingly, they do not include all of the information and notes required by US GAAP for complete financial statements. These unaudited financial statements include only normal and recurring adjustments that the Company believes are necessary to fairly state the Company’s financial position and the results of its operations and cash flows. The results for the three and six months ended June 30, 2021 are not necessarily indicative of the results expected for the full fiscal year or any subsequent interim period. The balance sheet at December 31, 2020 has been derived from the audited financial statements at that date but does not include all the disclosures required by US GAAP for complete financial statements. Because all of the disclosures required by US GAAP for complete financial statements are not included herein, these unaudited financial statements and the notes accompanying them should be read in conjunction with the Company’s audited financial statements for the year ended December 31, 2020 included elsewhere in Amendment No. 2 to the Registration Statement on Form
S-4
filed with the Securities and Exchange Commission (“SEC”) on August 5, 2021.
Liquidity
The Company has a limited operating history and the sales and income potential of the Company’s business and market are unproven. The accompanying financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business, and do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or amounts and classification of liabilities that may result from the outcome of this uncertainty.
Management is required to perform a
two-step
analysis over its ability to continue as a going concern. Management must first evaluate whether there are conditions and events that raise substantial doubt about the Company’s ability to continue as a going concern (step 1). If management concludes that substantial doubt is raised, management is also required to consider whether its plans alleviate that doubt (step 2).

The Company has experienced net losses and negative cash flows from operating activities since its inception, aside from the year ended December 31, 2020, as a result of non-recurring
revenue in connection with the Research Collaboration and License Agreement with Pfizer which rendered net income in 2020. The Company has an accumulated deficit of $148.8 million at June 30, 2021. For the six months ended June 30, 2021, the Company used $10.8 million in cash from operations. At June 30, 2021, the Company had cash and cash equivalents of $10.9 million. Management anticipates that its expenses will increase significantly in connection with its ongoing activities to support its research, discovery and clinical development efforts, and it expects to incur substantial operating losses and negative cash flows from operations for the foreseeable future.
On August 25, 2021, the Company completed a business combination with Locust Walk Acquisition Corp. (“LWAC”), a Delaware corporation, whereby LWAC acquired 100% of the Company’s issued and outstanding securities through a reverse merger of the Company with and into a wholly-owned subsidiary of LWAC, with the Company as the surviving corporation of the merger. In connection with the merger, certain investors agreed to subscribe for and purchased an aggregate of $60.7 million of the Company’s common stock through a Private Investment in Public Entity (“PIPE”) offering. Together with LWAC’s existing cash balances and funding of the PIPE offering, the Company received gross proceeds of approximately $65.9 million.
The Company believes that its $10.9 million of cash and cash equivalents held as of June 30, 2021, in addition to the proceeds received from the merger with LWAC and PIPE offering, are sufficient to fund planned operations for at least twelve months from the date that these financial statements are available to be issued, though the Company may pursue additional cash resources through public or private equity or debt financings.
Management’s expectations with respect to its ability to fund current planned operations is based on estimates that are subject to risks and uncertainties. Its operating plan may change as a result of many factors currently unknown to management and there can be no assurance that the current operating plan will be achieved in the time frame anticipated by the Company, and it may need to seek additional funds sooner than anticipated. If adequate funds are not available to the Company on a timely basis, management may be required to delay, limit, reduce or terminate certain of its research, product development or future commercialization efforts, obtain funds through arrangements with collaborators on terms unfavorable to the Company, or pursue merger or acquisition strategies, all of which could adversely affect the holdings or the rights of its stockholders.

1.	Organization and Basis of Presentation
Description of Business
eFFECTOR Therapeutics, Inc. (“eFFECTOR” or the “Company”) was incorporated in the state of Delaware on May 1, 2012. eFFECTOR is a clinical-stage biopharmaceutical company focused on pioneering the discovery and development of a new class of oncology drugs the Company refers to as selective translation regulator inhibitors. The Company’s principal operations are in the United States, with its headquarters in San Diego, California.
The Company has devoted substantially all of its resources to raising capital, identifying potential product candidates, establishing our intellectual property portfolio, conducting preclinical studies and clinical trials, establishing arrangements with third parties for the manufacture of our product candidates and related raw materials, and providing general and administrative support for these operations. The Company has not generated revenues from its principal operations through December 31, 2020.
Basis of Presentation
The Company has a limited operating history and the sales and income potential of the Company’s business and market are unproven. The accompanying financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business, and do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or amounts and classification of liabilities that may result from the outcome of this uncertainty.
Management is required to perform a
two-step
analysis over its ability to continue as a going concern. Management must first evaluate whether there are conditions and events that raise substantial doubt about the Company’s ability to continue as a going concern (step 1). If management concludes that substantial doubt is raised, management is also required to consider whether its plans alleviate that doubt (step 2).
The Company has experienced net losses and negative cash flows from operating activities since its inception, aside from the year ended December 31, 2020 as a result of non-recurring
revenue from the Research Collaboration and License Agreement with Pfizer, Inc. (“Pfizer”) which rendered net income in 2020. The Company has an accumulated deficit of $136.7 million at December 31, 2020. In 2020, the Company generated $13.8 million in cash from operations. At December 31, 2020, the Company had cash and cash equivalents of $15.2 million. Management expects operating losses and negative cash flows to continue for at least the next year as the Company continues to incur costs related to ongoing clinical development of its product candidates.
On August 25, 2021, the Company completed a business combination with Locust Walk Acquisition Corp. (“LWAC”), a Delaware corporation, whereby LWAC acquired 100% of the Company’s issued and outstanding securities through a reverse merger of the Company with and into a wholly-owned subsidiary of LWAC, with the Company as the surviving corporation of the merger. In connection with the merger, certain investors agreed to subscribe for and purchased an aggregate of $60.7 million of the Company’s common stock through a Private Investment in Public Entity (“PIPE”) offering. Together with LWAC’s existing cash balances and funding of the PIPE offering, the Company received gross proceeds of approximately $65.9 million (see Note 14).
The Company believes that its $15.2 million of cash and cash equivalents held as of December 31, 2020, in addition to the proceeds received from the merger with LWAC and PIPE offering, are sufficient to fund planned operations for at least twelve months from the date that these financial statements are available to be issued, though the Company may pursue additional cash resources through public or private equity or debt financings. As a result of LWAC’s existing cash balances and funding of the PIPE offering, the Company has presented the term loans debt balance as of December 31, 2020 in accordance with its contractual maturity terms.

Management’s expectations with respect to its ability to fund current planned operations is based on estimates that are subject to risks and uncertainties. Its operating plan may change as a result of many factors currently unknown to management and there can be no assurance that the current operating plan will be achieved in the time frame anticipated by the Company, and it may need to seek additional funds sooner than anticipated. If adequate funds are not available to the Company on a timely basis, management may be required to delay, limit, reduce or terminate certain of its research, product development or future commercialization efforts, obtain funds through arrangements with collaborators on terms unfavorable to the Company, or pursue merger or acquisition strategies, all of which could adversely affect the holdings or the rights of its stockholders.